State Street Small_Mid Cap Equity Index Portfolio Investment Objectives and Goals - State Street Small_Mid Cap Equity Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Small/Mid Cap Equity Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Small/Mid Cap Equity Index Portfolio (the “Small/Mid Cap Equity Index Portfolio” or the “Portfolio”) seeks to provide investment results that, before expenses, correspond generally to the total return of an index that tracks the performance of mid-to small- capitalization exchange traded U.S. equity securities.